Description of Business and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Accounting Policies [Abstract]
Description of Business

Description of Business—On June 1, 2010, Dave & Buster’s Entertainment, Inc. (“D&B Entertainment”), a newly-formed Delaware corporation owned by Oak Hill Capital Partners III, L.P. and Oak Hill Capital Management Partners III, L.P. (collectively, the “Oak Hill Funds”) acquired all of the outstanding common stock of Dave & Buster’s Holding, Inc. (“D&B Holdings”) from Wellspring Capital Partners III, L.P and HBK Main Street Investors L.P. In connection therewith, Games Merger Corp., a newly-formed Missouri corporation and an indirect wholly-owned subsidiary of D&B Entertainment, merged with and into D&B Holdings’ wholly-owned, direct subsidiary, Dave & Buster’s, Inc. (with Dave & Buster’s, Inc. being the surviving corporation in the merger). Dave & Buster’s, Inc. owns and operates high-volume venues in North America that combine dining and entertainment for both adults and families.

D&B Entertainment owns no significant assets or operations other than the ownership of all the common stock of D&B Holdings. D&B Holdings owns no significant assets or operations other than the ownership of all the common stock of Dave & Buster’s, Inc. References to the “Company”, “we”, “us”, and “our” refers to D&B Entertainment and its subsidiaries and any predecessor companies. All material intercompany accounts and transactions have been eliminated in consolidation.

On October 9, 2014, we amended our certificate of incorporation to increase our authorized share count to 450,000,000 shares of stock, including 400,000,000 shares of common stock and 50,000,000 shares of preferred stock, each with a par value of $0.01 per share and to split our common stock 224.9835679 for 1. On October 16, 2014, we amended and restated our certificate of incorporation in its entirety.

On October 9, 2014, we completed our initial public offering of 5,882,353 shares of common stock at a price to the public of $16.00 per share. On October 10, 2014, the Company’s common stock began trading on the NASDAQ Global Market under the ticker symbol “PLAY”. We had granted the underwriters an option for a period of 30 days to purchase an additional 882,352 shares of our common stock which was exercised in full on October 21, 2014. After underwriting discounts and commissions and offering expenses, we received net proceeds from the initial public offering (the “IPO”) of approximately $98,573. We used these proceeds to repay a portion of the principal amount of term loan debt outstanding under the new senior secured credit facility.

We operate our business as one operating and one reportable segment. Our one industry segment is the operation and licensing of high-volume entertainment and dining venues under the names “Dave & Buster’s” and “Dave & Buster’s Grand Sports Café.” We operate on a 52 or 53 week fiscal year that ends on the Sunday after the Saturday closest to January 31. Each quarterly period has 13 weeks, except for a 53 week year when the fourth quarter has 14 weeks. Our fiscal years ending February 1, 2015 and February 2, 2014, both consist of 52 weeks.

During the first thirty-nine weeks of fiscal 2014, we opened five new stores. As of November 2, 2014, there were 70 company-owned stores in the United States and Canada. We have also opened new stores in Albuquerque, New Mexico on November 3, 2014, Clackamas (Portland), Oregon on November 10, 2014 and Greenville, South Carolina on November 17, 2014. On August 12, 2014, we permanently closed our location in Kensington/Bethesda, Maryland (“Bethesda”). Revenues for our Bethesda store were $5,416 and $8,973 in the thirty-nine weeks ended November 2, 2014 and November 3, 2013, respectively. Operating income for the store was $851 for the thirty-nine weeks ended November 2, 2014, and $2,109 for the same period of fiscal 2013.

Description of Business—On June 1, 2010, Dave & Buster’s Entertainment, Inc. (“D&B Entertainment”), a newly-formed Delaware corporation owned by Oak Hill Capital Partners III, L.P. and Oak Hill Capital Management Partners III, L.P. (collectively, the “Oak Hill Funds”) acquired all of the outstanding common stock of Dave & Buster’s Holding, Inc. (“D&B Holdings”) from Wellspring Capital Partners III, L.P and HBK Main Street Investors L.P. (collectively, “Predecessor”). In connection therewith, Games Merger Corp., a newly-formed Missouri corporation and an indirect wholly-owned subsidiary of D&B Entertainment, merged with and into D&B Holdings’ wholly-owned, direct subsidiary, Dave & Buster’s, Inc. (“Dave & Buster’s”) (with Dave & Buster’s being the surviving corporation in the merger). Dave & Buster’s owns, operates and licenses high-volume venues that combine dining and entertainment in North America for both adults and families.

D&B Entertainment owns no significant assets or operations other than the ownership of all the common stock of D&B Holdings. D&B Holdings owns no significant assets or operations other than the ownership of all the common stock of Dave & Buster’s. References to the “Company”, “we”, “us”, and “our” refers to D&B Entertainment and its subsidiaries and any predecessor companies. All material intercompany accounts and transactions have been eliminated in consolidation.

Our one industry segment is the operation and licensing of high-volume entertainment and dining venues under the names “Dave & Buster’s” and “Dave & Buster’s Grand Sports Café.” As of February 2, 2014, there were 66 company-owned locations in the United States and Canada. Subsequent to February 2, 2014, we opened new stores in Westchester, California and Vernon Hills, Illinois. On May 31, 2013, our lone franchise store ceased operation as Dave & Buster’s. This change and the associated termination of the related franchise and development agreements did not have a material impact on our financial position or results of operations. Dave & Buster’s operates its business as one operating and one reportable segment. We operate on a 52 or 53 week fiscal year that ends on the Sunday after the Saturday closest to January 31. Each quarterly period has 13 weeks, except for a 53-week year when the fourth quarter has 14 weeks. Our fiscal year ended February 3, 2013 consists of 53 weeks. All other fiscal years presented herein consist of 52 weeks.

Basis of Presentation

Basis of Presentation—The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States as prescribed by the Securities and Exchange Commission.

The financial statements include our accounts after elimination of all significant intercompany balances and transactions. All dollar amounts are presented in thousands, unless otherwise noted, except share amounts.

Reclassifications

Reclassifications—All share and per-share data herein have been retroactively adjusted to reflect the 224.9835679 for 1 stock split as though it had occurred prior to the earliest data presented. One reclassification has been made to the fiscal year 2013 Consolidated Balance Sheets to conform to the fiscal year 2014 presentation. We reclassified $333 of Paid-in capital as of February 2, 2014, to Common stock to effect the 224.9835679 for 1 stock split.

Such reclassifications impacted the shares disclosed on the Consolidated Balance Sheets, the weighted average shares and Net income (loss) per share on the Consolidated Statements of Comprehensive Income (Loss), share amounts included in the Consolidated Statements of Stockholders’ Equity and the share and per share amounts listed in Notes 6 and 7.

Reclassifications—All share and per-share data herein have been retroactively adjusted to reflect the 224.9835679 for 1 stock split as though it had occurred prior to the earliest data presented. One reclassification has been made to the fiscal year 2013 and fiscal year 2012 Consolidated Balance Sheets to reflect the impact of the stock split to common stock. We reclassified $333 of Paid-in capital as of February 2, 2014 and February 3, 2013, to common stock to effect the 224.9835679 for 1 stock split.

Such reclassifications impacted the shares disclosed on the Consolidated Balance Sheets, the weighted average shares and Net income (loss) per share on the Consolidated Statements of Comprehensive Income (Loss), share amounts included in the Consolidated Statements of Stockholders’ Equity and the share amounts listed in Notes 10 and 15.

Seasonality

Seasonality—Our revenues and operations are influenced by seasonal shifts in consumer spending. Revenues associated with spring and year-end holidays during our first and fourth quarters have historically been higher as compared to the other quarters and will continue to be susceptible to the impact of severe spring and winter weather on customer traffic and sales during those periods. Our third quarter, which encompasses the back-to-school fall season, has historically had lower revenues as compared to the other quarters.

Use of estimates

Use of estimates—The preparation of financial statements in conformity with GAAP requires us to make certain estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents—We consider transaction settlements in process from credit card companies and all highly liquid temporary investments with original maturities of three months or less to be cash equivalents.

Concentration of Credit Risk

Concentration of Credit Risk—Financial instruments which potentially subject us to a concentration of credit risk are cash and cash equivalents. We currently maintain our day-to-day operating cash balances with major financial institutions. At times, our operating cash balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. From time to time, we invest temporary excess cash in overnight investments with expected minimal volatility, such as money market funds. Although we maintain balances that exceed the FDIC insured limit, we have not experienced any losses related to this balance, and we believe credit risk to be minimal.

Concentration of Credit Risk—Financial instruments which potentially subject us to a concentration of credit risk are cash and cash equivalents. We currently maintain our day-to-day operating cash balances with major financial institutions. At times, our operating cash balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. From time to time, we invest temporary excess cash in overnight investments with expected minimal volatility, such as money market funds. Although we maintain balances that exceed the FDIC insured limit, we have not experienced any losses related to this balance, and we believe credit risk to be minimal.

Inventories

Inventories—Inventories of food, beverages, merchandise and other supplies needed for our food service and amusement operations are stated at the lower of cost or market determined on a first-in, first-out method.

Deferred tax assets

Deferred tax assets—A deferred income tax asset or liability is established for the expected future consequences resulting from temporary differences in the financial reporting and tax basis of assets and liabilities. As of February 2, 2014, we have recorded $1,388 as a valuation allowance against a portion of our deferred tax assets. The valuation allowance was established in accordance with accounting guidance for income taxes. If our taxable income decreases in future periods or if the facts and circumstances on which our estimates and assumptions are based were to change, thereby impacting the likelihood of realizing the deferred tax assets, judgment would have to be applied in determining if an addition to the allowance would be required or the amount of the valuation allowance no longer required.

Property and equipment

Property and equipment—Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives, which are as follows:

ESTIMATED DEPRECIABLE LIVES (IN YEARS)
Buildings	Shorter of 40 or expected ground lease term
Leasehold and building improvements	Shorter of 20 or expected lease term
Furniture, fixtures and equipment	3-10
Games	5-20

Expenditures that substantially increase the useful lives of the property and equipment are capitalized, whereas costs incurred to maintain the appearance and functionality of such assets are charged to repair and maintenance expense. Interest costs incurred during construction are capitalized and depreciated based on the estimated useful life of the underlying asset.

We review our property and equipment annually, on a store-by-store basis to determine whether facts or circumstances exist that may indicate the carrying values of these long-lived assets are impaired. We compare store-level undiscounted operating cash flows (which exclude interest, general and administrative and other allocated expenses) to the carrying amount of property and equipment allocated to each store. If the expected future cash flows are less than the asset carrying amount (an indication that the carrying amount may not be recoverable), we may recognize an impairment loss. Any impairment loss recognized equals the amount by which the asset carrying amount exceeds its fair value. We recognized an impairment loss of $200 during fiscal 2011 related to one of our stores in Dallas, Texas, which we permanently closed on May 2, 2011. No impairment charges were recognized in fiscal years 2013 or 2012.

Goodwill and other intangible assets

Goodwill and other intangible assets—In accordance with accounting guidance for goodwill and other intangible assets, goodwill and indefinite lived intangibles, such as tradenames, are not amortized, but are reviewed for impairment at least annually. We perform step one of the impairment test in our fourth quarter unless circumstances require this analysis to be completed sooner. Step one of the impairment test is based upon a comparison of the carrying value of our net assets, including goodwill balances, to the fair value of our net assets. Fair value is measured using a combination of the guideline company method, external transaction method, and the income approach. The guideline company method uses valuation multiples from selected publicly-traded companies that we believe are exposed to market forces that are similar to those faced by the Company. The external transaction method involves analyzing previous mergers or acquisitions involving private or public companies that are similar to the Company. The income approach consists of utilizing the discounted cash flow method that incorporates our estimates of future revenues and costs, discounted using a risk-adjusted discount rate. Key assumptions used in our testing include future store openings, revenue growth, operating expenses and discount rate. Estimates of revenue growth and operating expenses are based on internal projections considering our past performance and forecasted growth, market economics and the business environment impacting our Company’s performance. Discount rates are determined by using a weighted average cost of capital (“WACC”). The WACC considers market and industry data as well as company-specific risk factors. These estimates are highly subjective judgments and can be significantly impacted by changes in the business or economic conditions. Our estimates used in the income approach are consistent with the plans and estimates used to manage operations. We evaluate all methods to ensure reasonably consistent results. Based on the completion of the step one test, we determined that goodwill was not impaired.

The evaluation of the carrying amount of other intangible assets with indefinite lives is made at least annually by comparing the carrying amount of these assets to their estimated fair value. The estimated fair value is generally determined on the basis of discounted future cash flows. If the estimated fair value is less than the carrying amount of the other intangible assets with indefinite lives, then an impairment charge is recorded to reduce the asset to its estimated fair value.

Based on our analysis, we determined that our intangible assets with an indefinite life, our tradename, was not impaired.

We have developed and acquired certain trademarks that are utilized in our business and have been determined to have finite lives. We also have intangible assets related to our non-compete agreements and customer relationships. These intangible assets are included in “Other assets and deferred charges” on the Consolidated Balance Sheet and are amortized over their useful lives.

Deferred financing costs

Deferred financing costs—The Company capitalizes costs incurred in connection with borrowings or establishment of credit facilities. These costs are included in “Other assets and deferred charges” and are amortized as an adjustment to interest expense over the life of the borrowing or life of the credit facility. In the case of early debt principal repayments, the Company adjusts the value of the corresponding deferred financing costs with a charge to interest expense, and similarly adjusts the future amortization expense. The following table details amounts relating to those assets:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Balance at beginning of period	$10,076	$12,735	$11,312
Additional deferred financing costs	726	—	4,088
Amortization during period	(2,848)	(2,659)	(2,665)

Balance at end of period	$7,954	$10,076	$12,735

Self-Insurance Accruals

Self-Insurance Accruals—We are self-insured for certain losses related to workers’ compensation claims, general liability matters and our company sponsored employee health insurance programs. We estimate the accrued liabilities for our self-insurance programs using historical claims experience and loss reserves, assisted by independent third-party actuaries. To limit our exposure to losses, we maintain stop-loss coverage through third-party insurers.

Comprehensive income (loss)

Comprehensive income (loss)—Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. In addition to net income (loss), unrealized foreign currency translation gain (loss) is included in comprehensive income. Unrealized translation loss for fiscal 2013 was $419. Unrealized translation gains for fiscal 2012 and fiscal 2011 were $15, and $42, respectively.

Foreign currency translation

Foreign currency translation—The financial statements related to the operations of our Toronto store are prepared in Canadian dollars. Income statement amounts are translated at average exchange rates for each period, while the assets and liabilities are translated at year-end exchange rates. Translation adjustments for assets and liabilities are included in stockholders’ equity as a component of accumulated comprehensive income (loss).

Fair Value Disclosures

Fair Value Disclosures—Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. In determining fair value, U.S. GAAP establishes a three-level hierarchy used in measuring fair value, as follows:

■	Level 1 inputs are quoted prices available for identical assets and liabilities in active markets.

■	Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.

■	Level 3 inputs are less observable and reflect our own assumptions.

Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, our senior secured credit facility, our senior notes and our senior discount notes. The carrying amount of cash and cash equivalents, accounts receivable and accounts payable approximates fair value because of their short maturities. We believe that the carrying amount of our term credit facility approximates its fair value because the interest rates are adjusted regularly based on current market conditions. The fair value disclosures for our senior notes and senior discount notes are presented in Note 7.

We may adjust the carrying amount of certain nonfinancial assets to fair value on a non-recurring basis when they are impaired. No such adjustments were made in fiscal 2013 or 2012.

Share-based expense

Share-based expense—The expense associated with share-based equity awards granted as more fully described in Note 10 have been calculated as required by current accounting standards related to stock compensation. The grant date fair values of the options granted in 2013, 2012 and 2011 have been determined based on the option pricing method prescribed in AICPA Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The expected term of the options were based on the weighted average of anticipated exercise dates. Since we do not have publicly traded equity securities, the volatility of our options has been estimated using peer group volatility information. The risk-free interest rate was based on the implied yield on U.S. Treasury zero-coupon issues with a remaining term equivalent to the expected term. The significant assumptions used in determining the underlying fair value of the weighted-average options granted in fiscal 2013, 2012 and 2011 were as follows:

	FISCAL 2013		FISCAL 2012		FISCAL 2011
	SERVICE BASED	PERFORMANCE BASED	SERVICE BASED	PERFORMANCE BASED	SERVICE BASED	PERFORMANCE BASED
Volatility	48.2%	47.0%	44.7%	50.0%	55.0%	55.0%
Risk free interest rate	1.15%	1.06%	0.78%	0.33%	1.46%	1.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term—in years	6.5	6.5	4.9	3.0	4.0	4.0%
Weighted average calculated value	$4.72	$4.16	$2.43	$2.25	$0.98	$0.52

The options granted in fiscal years 2013, 2012 and 2011 have been issued pursuant to the terms of the Dave & Buster’s Entertainment, Inc. 2010 Management Incentive Plan (“2010 D&B Entertainment Incentive Plan”). The 2010 D&B Entertainment Incentive Plan allows the granting of nonqualified stock options to members of management, outside board members and consultants. Grantees may receive (i) time vesting options, which vest ratably on the first through fifth anniversary of the date of grant and/or (ii) performance vesting options which include Adjusted EBITDA vesting options that vest over a prescribed time period based on D&B Entertainment meeting certain profitability targets for each fiscal year and IRR vesting options which vest upon a change in control of D&B Entertainment if the Oak Hill Fund’s internal rate of return is greater than or equal to certain percentages set forth in the applicable option agreement, in each case subject to the grantee’s continued employment with or service to D&B Entertainment or its subsidiaries (subject to certain conditions in the event of grantee termination).

Revenue recognition

Revenue recognition—Food and beverage revenues are recorded at point of service. Amusement revenues consist primarily of credits on Power Cards purchased and used by customers to activate most of the video and redemption games in our midway. Amusement revenues are primarily recognized upon utilization of these game play credits. We have recognized a liability for the estimated amount of unused game play credits which we believe our customers will utilize in the future based on credits remaining on Power Cards, historic utilization patterns and revenue per game play credit sold.

Amusements costs of products

Amusements costs of products—Certain midway games allow customers to earn coupons, which may be redeemed for prizes. The cost of these prizes is included in the cost of amusement products and is generally recorded when coupons are utilized by the customers by redeeming the coupons for a prize in our “Winner’s Circle.” Customers may also store the coupon value on a Power Card for future redemption. We have accrued a liability for the estimated amount of outstanding coupons we believe that will be redeemed in subsequent periods based on coupons outstanding, historic redemption patterns and the estimated redemption cost of products per coupon.

Advertising costs

Advertising costs—Advertising costs are recorded as an expense in the period in which we incur the costs or the first time the advertising takes place. Advertising costs expensed were $27,475, $28,502 and $26,612 in fiscal year 2013, 2012 and 2011, respectively.

Lease accounting

Lease accounting—Rent expense is recorded on a straight-line basis over the lease term. The lease term commences on the date when we take possession and have the right to control the use of the leased premises. The lease term includes the initial non-cancelable lease term plus any periods covered by renewal options that we consider reasonably assured of exercising. The difference between rent payments and rent expense in any period is recorded as Deferred occupancy costs in the Consolidated Balance Sheets. Construction allowances we receive from the lessor to reimburse us for the cost of leasehold improvements are recorded as deferred occupancy costs and amortized as a reduction of rent over the term of the lease.

We had construction allowance receivables of $5,677 and $8,893 as of February 2, 2014 and February 3, 2013, respectively, related to our new store openings. Such balances are included in “Other current assets” in the Company’s Consolidated Balance Sheet. All receivable amounts are expected to be collected.

Related Party Transactions

Related Party Transactions—Funds managed by Oak Hill Advisors, L.P. (the “OHA Funds”) comprise one of the creditors participating in the term loan portion of our new senior secured credit facility. As of November 2, 2014, the OHA Funds held approximately 10.8% or $46,622 of our total term loan obligation. Oak Hill Advisors, L.P. is an independent investment firm that is not an affiliate of the Oak Hill Funds and is not under common control with the Oak Hill Funds. Certain employees of the Oak Hill Funds, in their individual capacities, have passive investments in Oak Hill Advisors, L.P. and/or the funds it manages.

Subsequent to the IPO, the Oak Hill Funds beneficially own approximately 79.2% of our outstanding stock, and certain members of our Board of Directors and our management beneficially own approximately 3.7% of our outstanding stock. The Oak Hill Funds continue to own a majority of the voting power of our outstanding common stock. As a result, we are a “controlled company” within the meaning of the corporate governance standards of NASDAQ.

We have an expense reimbursement agreement with Oak Hill Capital Management, LLC (“Oak Hill Capital”), which provides for the reimbursement of certain costs and expenses of Oak Hill Capital. We made payments to Oak Hill Capital of $7 and $41 during the thirteen and thirty-nine weeks ended November 2, 2014, respectively, and $20 and $115 during the thirteen and thirty-nine weeks ended November 3, 2013, respectively.

We paid board compensation of $59 and $176 during the thirteen and thirty-nine weeks ended November 2, 2014 and November 3, 2013, respectively, to David Jones, who serves as a senior advisor to the Oak Hill Funds, and Alan Lacy, who served as a senior advisor to the Oak Hill Funds until December 2014.

Related party transaction—We have an expense reimbursement agreement with Oak Hill Capital Management, LLC, which provides for the reimbursement of certain costs and expenses of Oak Hill Capital Management, LLC. We made payments to Oak Hill Capital Management, LLC of $115 during fiscal 2013, $76 during fiscal 2012, and $297 during fiscal 2011 under the terms of the expense reimbursement agreement.

We paid board compensation of $235, $235 and $153 in fiscal 2013, 2012 and 2011, respectively, to David Jones and Alan Lacy, two board members who serve as Senior Advisors to the Oak Hill Funds.

From time to time we temporarily borrow funds from Dave & Buster’s for payment of expenditures for our corporate purposes. Additionally, Dave & Buster’s owes us for certain tax-related matters. We had a net receivable of $6,907 and $3,349 as of February 2, 2014 and February 3, 2013, respectively. These intercompany amounts have been eliminated in the Consolidated Balance Sheets.

Pre-opening costs

Pre-opening costs—Pre-opening costs include costs associated with the opening and organizing of new stores, including pre-opening rent, staff training and recruiting, and travel costs for employees engaged in such pre-opening activities. All pre-opening costs are expensed as incurred.

Income taxes

Income taxes—We use the asset/liability method for recording income taxes, which recognizes the amount of current and deferred taxes payable or refundable at the date of the financial statements as a result of all events that are recognized in the financial statements and as measured by the provisions of enacted tax laws. We also recognize liabilities for uncertain income tax positions for those items that meet the “more likely than not” threshold.

The calculation of tax liabilities involves significant judgment and evaluation of uncertainties in the interpretation of state and federal tax regulations. As a result, we have established accruals for taxes that may become payable in future years as a result of audits by tax authorities. Tax accruals are reviewed regularly pursuant to accounting guidance for uncertainty in income taxes. Tax accruals are adjusted as events occur that affect the potential liability for taxes such as the expiration of statutes of limitations, conclusion of tax audits, identification of additional exposure based on current calculations, identification of new issues, or the issuance of statutory or administrative guidance or rendering of a court decision affecting a particular issue. Accordingly, we may experience significant changes in tax accruals in the future, if or when such events occur.

As of February 2, 2014, we have accrued approximately $767 of unrecognized tax benefits, including approximately $291 of penalties and interest. During fiscal 2013, we recognized approximately $5 of tax benefits and an additional $1 of benefits related to penalties and interest based upon lapsing of time and settlement with taxing jurisdictions. Future recognition of potential interest or penalties, if any, will be recorded as a component of income tax expense. Because of the impact of deferred income tax accounting, $349 of unrecognized tax benefits, if recognized, would impact the effective tax rate.

Recent Accounting Pronouncements

Recent Accounting Pronouncements—In May 2014, the Financial Accounting Standards Board issued guidance outlining a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. This guidance requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, this guidance expands related disclosure requirements. This guidance is effective for reporting periods beginning after December 15, 2016. We are currently evaluating the impact this guidance will have on our consolidated financial position and results of operations.

Recent Accounting Pronouncements

Accounting Guidance Adopted—In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU’) No. 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”. The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. This amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We review our intangible assets for impairment in our fourth quarter unless circumstances require this analysis to be completed sooner. The adoption of ASU No. 2012-02 did not have an impact on the Company’s financial position, results of operations or cash flows.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. This guidance requires the disclosure of significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. ASU No. 2013-02 is effective for the Company prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 did not have an impact on the Company’s financial position, results of operations or cash flows.

Accounting Guidance Not Yet Adopted—In July 2013, the FASB issued ASU No. 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” This amendment requires an unrecognized tax benefit related to a net operating loss carryforward, a similar tax loss or a tax credit carryforward to be presented as a reduction to a deferred tax asset, unless the tax benefit is not available at the reporting date to settle any additional income taxes under the tax law of the applicable tax jurisdiction. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. We do not expect the provisions of ASU No. 2013-11 to have a material effect on the Company’s financial position, results of operations or cash flows.

Interim financial statements

Interim financial statements—The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States for interim financial information as prescribed by the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. We are a seasonal business, therefore operating results for the thirty-nine weeks ended November 2, 2014 are not necessarily indicative of results that may be expected for any other interim period or for the year ending February 1, 2015. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended February 2, 2014, included in our prospectus filed with the SEC pursuant to Rule 424(b) (4) under the Securities Act of 1933 on October 14, 2014.

The financial statements include our accounts after elimination of all significant intercompany balances and transactions. All dollar amounts are presented in thousands, unless otherwise noted, except share amounts.